Goodwill (Detail) (USD $) In Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Goodwill [Line Items]
Opening balance	$ 175,860	$ 173,568
Current period acquisitions	39,718	3,505
Prior period acquisitions		2,539
Foreign exchange movement	4,033	(3,752)
Closing balance	$ 219,611	$ 175,860